Expense Example, No Redemption - Federated Hermes Kaufmann Large Cap Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	663	901	1,158	1,892	196	606	1,042	2,056	163	505	871	1,900	94	293	509	1,131	88	274	477	1,061